Guarantees - Credit recourse - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guarantor Obligations
Valuation Allowances And Reserves Balance		$ 35,000	$ 56,000
Adjustments To Indemnity Reserves On Loans Sold		(343)	(12,959)	$ (22,377)
Guarantee on loans sold or serviced with credit recourse
Guarantor Obligations
Valuation Allowances And Reserves Balance		34,862	56,230	$ 58,820
Serviced Mortgage Loans
Guarantor Obligations
Loans serviced		14,800,000	15,700,000
Serviced Mortgage Loans | Guarantee on loans sold or serviced with credit recourse | Guarantee on loans sold or serviced with representation and warranties
Guarantor Obligations
Adjustments To Indemnity Reserves On Loans Sold	$ 4,400
Loans with Recourse
Guarantor Obligations
Loans serviced		1,200,000	1,300,000
Loans with Recourse | Serviced Mortgage Loans
Guarantor Obligations
Repurchased Loans		$ 57,000	$ 27,000